1. Summary of Significant Accounting Policies: Income Taxes (Policies)	12 Months Ended
Dec. 31, 2016
Policies
Income Taxes:

Income Taxes:

           The Financial Accounting Standards Board (“FASB”) issued ASC 740-10.  FASB ASC 740-10 provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits.  Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.  FASB ASC 740-10 also provides guidance on measurement, de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  At December 31, 2016 and December 31, 2015, the Company had no uncertain tax positions.

           The Company’s insurance subsidiaries are treated as taxable entities and income taxes are provided for where applicable (Note 12).  No provision for income taxes has been made by the Company since it has elected to be treated as an S Corporation for income tax reporting purposes. However, the state of Louisiana does not recognize S Corporation status, and the Company has accrued amounts necessary to pay the required income taxes in such state.